Inventories	3 Months Ended
Sep. 30, 2013
Inventories [Abstract]
Inventories
2.	Inventories

Inventories consisted of the following at:

	September 30, 2013	June 30, 2013

Raw materials	$751,000	$981,000
Work in process	2,204,000	2,066,000
Finished goods	1,458,000	1,212,000
	$4,413,000	$4,259,000